UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑07751
Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kansas Municipal Bond Fund
Class A Shares/FKSTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.84%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$190,920,344

Total number of portfolio holdings	148

Portfolio turnover (%)	12%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R101_SAR_1125 5035597

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kansas Municipal Bond Fund
Class C Shares/FAFOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$190,920,344

Total number of portfolio holdings	148

Portfolio turnover (%)	12%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R671_SAR_1125 5035597

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kansas Municipal Bond Fund
Class I Shares/FRKSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$190,920,344

Total number of portfolio holdings	148

Portfolio turnover (%)	12%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R408_SAR_1125 5035597

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kentucky Municipal Bond Fund
Class A Shares/FKYTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.18%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$214,689,304

Total number of portfolio holdings	99

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R507_SAR_1125 5035610

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kentucky Municipal Bond Fund
Class C Shares/FKCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$102	1.98%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$214,689,304

Total number of portfolio holdings	99

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R663_SAR_1125 5035610

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Kentucky Municipal Bond Fund
Class I Shares/FKYRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.98%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$214,689,304

Total number of portfolio holdings	99

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R804_SAR_1125 5035610

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Michigan Municipal Bond Fund
Class A Shares/FMITX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.84%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$196,984,197

Total number of portfolio holdings	104

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R853_SAR_1125 5035622

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Michigan Municipal Bond Fund
Class C Shares/FAFNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$196,984,197

Total number of portfolio holdings	104

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R655_SAR_1125 5035622

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Michigan Municipal Bond Fund
Class I Shares/NMMIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$196,984,197

Total number of portfolio holdings	104

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R820_SAR_1125 5035622

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Missouri Municipal Bond Fund
Class A Shares/FMOTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.78%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$503,243,546

Total number of portfolio holdings	248

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R812_SAR_1125 5035625

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Missouri Municipal Bond Fund
Class C Shares/FAFPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.58%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$503,243,546

Total number of portfolio holdings	248

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R648_SAR_1125 5035625

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Missouri Municipal Bond Fund
Class I Shares/FMMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.58%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$503,243,546

Total number of portfolio holdings	248

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R770_SAR_1125 5035625

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Ohio Municipal Bond Fund
Class A Shares/FOHTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.77%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$447,829,875

Total number of portfolio holdings	195

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R762_SAR_1125 5035640

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Ohio Municipal Bond Fund
Class C Shares/FAFMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.57%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$447,829,875

Total number of portfolio holdings	195

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R630_SAR_1125 5035640

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Ohio Municipal Bond Fund
Class I Shares/NXOHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.57%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$447,829,875

Total number of portfolio holdings	195

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R739_SAR_1125 5035640

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Wisconsin Municipal Bond Fund
Class A Shares/FWIAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.16%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$83,893,274

Total number of portfolio holdings	84

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065R721_SAR_1125 5035650

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Wisconsin Municipal Bond Fund
Class C Shares/FWCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$101	1.96%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$83,893,274

Total number of portfolio holdings	84

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R622_SAR_1125 5035650

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Semi-Annual Shareholder Report November 30, 2025

Nuveen Wisconsin Municipal Bond Fund
Class I Shares/FWIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.96%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$83,893,274

Total number of portfolio holdings	84

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R689_SAR_1125 5035650

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments November 30, 2025
Kansas
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
X 184,599,843 MUNICIPAL BONDS - 96.7%   X –
CONSUMER STAPLES - 4.4%
$ 4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000% 06/01/48 $ 2,906,217
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 869,952
935,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 947,834
885,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 869,024
360,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 365,865
265,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 257,676
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,211,577
TOTAL CONSUMER STAPLES 8,428,145
EDUCATION AND CIVIC ORGANIZATIONS - 4.0%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 4,280,667
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,811,060
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,148
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 360,435
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 409,902
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 459,280
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,571,492
HEALTH CARE - 10.6%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 398,335
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 438,779
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 443,044
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 49,658
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,043,069
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 363,962
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 739,666
740,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 818,782
285,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 301,214
430,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 434,056
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 5,020,219
270,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000 11/15/52 275,552

Portfolio of Investments November 30, 2025
(continued)
Kansas

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000% 07/01/27 $ 940,374
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 310,176
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
4 .000 09/01/40 1,999,932
835,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/45 835,253
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,546,292
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,263,350
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A
5 .000 09/01/48 2,025,308
TOTAL HEALTH CARE 20,247,021
HOUSING/MULTIFAMILY - 0.8%
1,485,322 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,504,647
TOTAL HOUSING/MULTIFAMILY 1,504,647
LONG-TERM CARE - 2.1%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,783,490
1,300,000 (b) Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills, Series 2025A
5 .500 06/01/60 1,300,036
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 951,932
TOTAL LONG-TERM CARE 4,035,458
TAX OBLIGATION/GENERAL - 31.1%
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 924,875
1,390,000 Andover, Kansas, General Obligation Bonds, Series 2024A 4 .000 10/01/41 1,411,910
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 1,003,751
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 2,945,482
780,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/42 780,344
500,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/45 486,311
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 93,620
2,500,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2018A - BAM Insured
3 .625 09/01/37 2,503,047
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 408,185
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,029,833
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,133,535
2,000,000 (b) Hutchinson, Kansas, General Obligation Bonds, Temporary Notes
Series 2025D
3 .375 10/01/28 2,007,481
5,000,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000 10/01/41 4,430,457
1,290,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Improvement Series 2016B
4 .000 09/01/33 1,294,880
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 631,281

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000% 09/01/34 $ 1,047,725
1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A - BAM Insured
4 .000 09/01/45 959,985
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 490,405
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 816,578
1,030,000 Maize, Kansas, General Obligation Bonds, Series 2024A - BAM
Insured
4 .000 10/01/44 1,023,659
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,066,926
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,137,110
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 205,123
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 194,289
1,130,000 Riley County Unified School District 383, Manhattan-Ogen,
Kansas, General Obligation Bonds, Refunding Series 2016
4 .000 09/01/29 1,141,093
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,481,583
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 434,606
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 470,066
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 990,824
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,684,277
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 509,327
460,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Improvement Series 2024A
5 .000 09/01/37 526,643
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,324,070
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,002,020
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 472,732
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,230,953
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,758,432
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,041,173
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,037,548
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 894,138
3,800,000 Wyandotte County, Unified School District 500, Kansas, Taxable
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 09/01/50 3,978,138
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 198,309
1,285,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/43 1,289,204
2,500,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/44 2,465,350
1,415,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A
4 .000 08/01/45 1,380,315
TOTAL TAX OBLIGATION/GENERAL 59,337,593

Portfolio of Investments November 30, 2025
(continued)
Kansas

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 21.0%
$ 500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000% 06/01/28 $ 516,602
1,380,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/29 1,425,820
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,364,093
500,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 505,773
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 554,407
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,013,523
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,012,439
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,302,642
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,261,044
2,630,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
4 .000 10/01/28 2,660,812
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 815,178
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,323,070
2,500,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/44 2,543,035
1,175,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/45 1,193,949
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 988,775
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,190,918
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,324,621
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,180,245
5,925,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 5,943,312
200,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 92,000
200,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 45,000
2,775,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 638,250
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 312,839
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 974,966
1,620,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,624,754
2,000,000 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 2,000,535
1,080,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 1,081,250
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,261,722
675,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750 09/01/32 647,547

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 240,000 Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000% 12/01/27 $ 221,645
TOTAL TAX OBLIGATION/LIMITED 40,020,766
TRANSPORTATION - 3.3%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,113,618
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,168,136
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,511,271
1,485,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,579,078
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,038,043
TOTAL TRANSPORTATION 6,410,146
U.S. GUARANTEED - 0.1% (e)
150,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 154,570
40,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 42,322
15,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,320
TOTAL U.S. GUARANTEED 212,212
UTILITIES - 19.3%
130,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,001
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 621,808
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,154,712
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,094,142
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,106,751
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,115,083
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 899,556
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,017,123
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,049,689
1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/37 1,190,003
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,813,099
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 155,828
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/33 1,005,810
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,005,710
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/35 1,005,610
2,000,000 Lawrence, Kansas, Water and Sewer System Revenue Bonds,
Refunding and Improvement Series 2025
5 .000 11/01/36 2,317,406
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,494,577

Portfolio of Investments November 30, 2025
(continued)
Kansas

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250% 07/01/31 $ 1,086,217
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 480,022
3,000,000 Saint Marys, Kansas, Pollution Control Revenue Bonds, Evergy
Kansas Central, Inc., Project, Series 2025
3 .500 04/15/32 2,994,323
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 355,076
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 780,575
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 580,412
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 822,537
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 773,522
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,404,546
1,105,000 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
Refunding Series 2017B
5 .000 10/01/26 1,126,440
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,000,478
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,251,307
TOTAL UTILITIES 36,832,363
TOTAL MUNICIPAL BONDS
(Cost $190,338,784) 184,599,843
TOTAL LONG-TERM INVESTMENTS
(Cost $190,338,784) 184,599,843
OTHER ASSETS & LIABILITIES, NET - 3.3% 6,320,501
NET ASSETS - 100% $ 190,920,344
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,636,309 or 1.4% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2025
Kentucky
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 110.5%
X 237,334,851 MUNICIPAL BONDS - 110.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 14.6%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000% 03/01/39 $ 151,021
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/51 3,452,390
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,002,432
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 5,323,518
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,500,675
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5 .000 06/01/31 527,822
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2 .125 06/01/32 1,302,121
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/28 1,030,997
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/29 728,666
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/51 2,801,107
1,350,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/56 1,236,317
1,125,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/26 1,128,347
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/27 1,078,208
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5 .000 04/01/32 250,320
3,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5 .000 10/01/49 3,144,797
2,145,000 University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2025A - BAM Insured
5 .000 09/01/45 2,282,099
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4 .000 09/01/28 2,507,697
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 31,448,534
HEALTH CARE - 17.1%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4 .000 07/01/51 8,528,495
1,000,000 (a) Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Baptist Healthcare System Williamsburg Series 2025A,
(Mandatory Put 8/15/35)
5 .000 08/15/55 1,113,534
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5 .000 08/15/41 3,061,400
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 504,758
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 2,503,797
6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 6,448,374
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 104,170
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 103,778
2,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,668,912

Portfolio of Investments November 30, 2025
(continued)
Kentucky

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5 .000% 05/15/52 $ 4,565,841
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/37 2,007,979
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/26 503,490
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/27 514,854
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/33 1,981,425
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/37 2,001,553
TOTAL HEALTH CARE 36,612,360
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 1,125,351
TOTAL MATERIALS 1,125,351
TAX OBLIGATION/GENERAL - 13.9%
5,780,000 (b) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4 .250 12/01/54 5,467,440
5,000,000 (b) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4 .000 09/01/40 5,041,956
1,925,000 Lexington-Fayette Urban County Government, Kentucky, General
Obligation Bonds, Various Purpose Series 2025A
4 .000 05/01/42 1,899,048
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/40 6,356,785
1,680,000 McCracken County, Kentucky, General Obligation Bonds, Series
2024A
4 .000 12/01/44 1,601,013
1,795,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 5 .000 06/01/39 1,971,311
5,000,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 4 .500 06/01/50 5,035,084
2,500,000 Shelby County Board of Education, Kentucky, General Obligation
Bonds, Series 2025
4 .000 02/01/42 2,492,951
TOTAL TAX OBLIGATION/GENERAL 29,865,588
TAX OBLIGATION/LIMITED - 35.2%
1,000,000 Barren County Public Properties Corporation, Kentucky, First
Mortgage Revenue Bonds, Judicial Center Project, Series 2025
5 .000 12/01/36 1,152,919
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4 .500 10/01/53 3,502,344
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5 .000 09/01/49 4,489,171
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 4,026,824
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 995,613
13,650,000 (b) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4 .000 12/01/41 13,590,116
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,012,432
7,000,000 (b) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5 .000 04/01/32 7,203,651
6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5 .000 04/01/38 6,139,700

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5 .000% 04/01/43 $ 1,624,986
1,930,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017A
5 .000 07/01/33 1,985,048
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5 .000 07/01/28 5,176,535
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .125 09/01/41 2,688,096
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/42 2,810,016
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/43 2,893,393
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5 .000 06/01/44 1,993,187
985,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 836,669
2,415,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5 .500 09/01/50 2,286,529
1,205,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 915,006
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 86,772
3,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 3,362,167
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,077,094
3,000,000 (c) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 2,804,715
TOTAL TAX OBLIGATION/LIMITED 75,652,983
TRANSPORTATION - 7.2%
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/31 1,753,096
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/33 1,211,992
5,795,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5 .250 01/01/49 6,024,581
700,000 Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0 .000 07/01/32 492,099
1,500,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .400 07/01/33 1,754,658
1,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600 07/01/39 1,152,294
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/31 1,560,960
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/32 1,505,806
TOTAL TRANSPORTATION 15,455,486
UTILITIES - 22.0%
1,980,000 Boone-Florence Water Commission, Kentucky, Water Supply
System Revenue Bonds, Refunding Series 2024A
4 .000 12/01/51 1,768,100
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4 .000 06/01/49 5,398,331
2,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,715,112
1,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2018A, (AMT)
3 .375 02/01/26 1,373,855

Portfolio of Investments November 30, 2025
(continued)
Kentucky

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,705,000 (d) Georgetown, Kentucky, Water And Sewer Revenue Bonds,
Refunding Series 2025A
5 .000% 12/01/36 $ 1,990,598
3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5 .000 02/01/30 3,436,248
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/40 1,090,072
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/50 1,037,723
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4 .000 09/01/45 1,327,718
1,500,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
5 .000 11/15/35 1,759,454
1,000,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
4 .250 11/15/41 1,031,852
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4 .000 05/15/37 3,761,008
1,000,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/55 1,047,171
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4 .000 05/15/40 364,985
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5 .000 05/15/53 2,601,615
7,000,000 (b) Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 6,092,682
1,900,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,938,095
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5 .000 10/01/33 2,027,112
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5 .250 10/01/35 5,005
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/34 1,101,506
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/37 1,637,101
1,400,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,506,320
1,000,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 1,065,837
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2025B
5 .000 12/01/33 1,046,780
1,000,000 Rural Water Financing Agency, Kentucky, Public Projects Revenue
Bonds, Flexible Term Program, Series 2025C
5 .000 02/01/45 1,050,269
TOTAL UTILITIES 47,174,549
TOTAL MUNICIPAL BONDS
(Cost $239,260,039) 237,334,851
TOTAL LONG-TERM INVESTMENTS
(Cost $239,260,039) 237,334,851
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
X 2,255,000 MUNICIPAL BONDS - 1.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.6%
$ 1,255,000 (e) Berea, Kentucky, Revenue Bonds, Berea College Project,
Educational Facilities Series 2002A
2 .740 06/01/32 $ 1,255,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 1,255,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 0.5%
$ 1,000,000 (e) Louisville-Jefferson County Metropolitan Government, Kentucky,
Environmental Facilities Revenue, Louisville Gas & Electric
Company Project, Refunding Series 2007B
2 .900% 06/01/33 $ 1,000,000
TOTAL UTILITIES 1,000,000
TOTAL MUNICIPAL BONDS
(Cost $2,255,000) 2,255,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,255,000) 2,255,000
TOTAL INVESTMENTS - 111.6%
(Cost $241,515,039) 239,589,851
FLOATING RATE OBLIGATIONS - (11.6)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (45,547)
NET ASSETS - 100% $ 214,689,304
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,804,715 or 1.2% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Michigan
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
X 191,849,875 MUNICIPAL BONDS - 97.4%   X –
CONSUMER STAPLES - 1.0%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000% 06/01/40 $ 2,005,910
TOTAL CONSUMER STAPLES 2,005,910
EDUCATION AND CIVIC ORGANIZATIONS - 6.6%
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4 .000 07/01/41 433,482
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5 .000 10/01/45 1,801,000
2,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 2,593,322
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/32 527,234
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/34 420,800
5,480,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 5,479,545
515,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 520,246
1,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2025A
5 .000 11/15/35 1,168,908
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 12,944,537
HEALTH CARE - 9.2%
9,165,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 8,303,890
9,010,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 8,041,614
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 417,492
1,250,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/42 1,353,795
TOTAL HEALTH CARE 18,116,791
HOUSING/MULTIFAMILY - 1.0%
320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .050 10/01/27 303,886
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .150 04/01/28 470,206
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .375 04/01/29 666,661
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .600 04/01/30 578,565
TOTAL HOUSING/MULTIFAMILY 2,019,318
INDUSTRIALS - 2.0%
1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,001,245
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4 .500 06/30/48 2,817,400
TOTAL INDUSTRIALS 3,818,645
LONG-TERM CARE - 0.3%
750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4 .000 11/15/43 647,370
TOTAL LONG-TERM CARE 647,370

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 37.9%
$ 2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5 .000% 05/01/43 $ 2,287,162
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5 .000 05/01/36 1,051,172
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5 .000 05/01/41 916,720
1,275,000 Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2023-II
5 .000 05/01/51 1,337,914
1,260,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2023-I
5 .000 05/01/45 1,327,302
400,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2025-II
5 .000 05/01/37 456,436
500,000 DeWitt Public Schools, Clinton County, Michigan, General
Obligation Bonds, Refunding School Building & Site, Series
2025-III
5 .000 05/01/40 561,127
1,000,000 Dexter Community Schools, Michigan, General Obligation
Bonds, School Building & Site Series 2025
5 .000 05/01/38 1,131,645
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/39 1,675,333
3,305,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/44 3,434,737
2,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/49 2,045,875
1,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Refunding, Limited Tax General
Obligation Series 2025
5 .000 01/01/33 1,152,387
1,325,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5 .000 05/01/29 1,336,713
1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/35 1,589,321
2,025,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/49 2,143,159
1,700,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/54 1,774,203
1,550,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2025
5 .000 04/01/38 1,768,285
1,155,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5 .000 05/01/38 1,319,073
1,000,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 1,041,865
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/45 1,994,975
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/26 504,060
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/31 516,329
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5 .000 05/01/48 393,173
1,920,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Refunding Series 2024 - BAM Insured
5 .000 11/01/42 2,095,589

Portfolio of Investments November 30, 2025
(continued)
Michigan

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,500,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Series 2024 - BAM Insured
5 .000% 11/01/41 $ 1,655,797
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5 .000 05/01/31 193,680
2,260,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/48 2,176,657
2,225,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/53 2,104,494
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/28 381,469
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/29 559,370
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/31 269,557
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/32 218,211
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,024,066
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 2,290,205
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 6,417,082
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5 .000 11/01/26 4,088,746
2,500,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/50 2,578,766
550,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/33 550,586
1,290,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/36 1,290,925
2,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, School Building & Site Series 2025 - BAM
Insured
4 .000 11/01/45 1,925,334
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I - BAM
Insured
5 .000 05/01/42 3,170,752
1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,121,925
1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5 .000 05/01/52 1,047,672
1,000,000 South Lyon Community Schools, Oakland, Washtenaw and
Livingston Counties, Michigan, General Obligation Bonds,
Refunding Series 2025
5 .000 05/01/26 1,009,897
500,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5 .000 05/01/51 524,203
2,500,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/45 2,590,896
775,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2024
5 .000 05/01/46 822,742
2,000,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2025
5 .000 05/01/50 2,077,680
670,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5 .000 05/01/51 706,303
TOTAL TAX OBLIGATION/GENERAL 74,651,570

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 15.1%
$ 2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000% 07/01/35 $ 2,856,998
1,650,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,812,298
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 1,000,194
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 912,960
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/35 1,181,077
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4 .000 10/15/46 3,791,993
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 8,837,344
1,805,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 1,370,611
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,690,754
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,634,043
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 748,257
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,887,129
TOTAL TAX OBLIGATION/LIMITED 29,723,658
TRANSPORTATION - 4.6%
1,455,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,484,848
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5 .000 12/01/36 2,101,561
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/39 1,976,083
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/41 3,546,947
TOTAL TRANSPORTATION 9,109,439
U.S. GUARANTEED - 0.1% (a)
155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 159,728
TOTAL U.S. GUARANTEED 159,728
UTILITIES - 19.6%
850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 868,804
800,000 (b) Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Refunding Series 2025
5 .000 01/01/35 933,007
2,000,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 2,035,246
1,250,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 01/01/41 1,252,999
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5 .000 01/01/43 1,533,399
1,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 1,157,227
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 2,690,703
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5 .000 07/01/38 190,734
2,590,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 2,785,572
1,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A
5 .000 07/01/32 1,036,607
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 4,961,706

Portfolio of Investments November 30, 2025
(continued)
Michigan

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 9,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000% 07/01/48 $ 10,090,624
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/29 1,011,155
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/32 1,242,437
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 1,009,474
2,000,000 Michigan Finance Authority, State Revolving Fund Program
Revenue Bonds, Series 2024A
4 .000 10/01/48 1,948,323
2,085,000 Michigan Public Power Agency, Michigan, Belle River Project
Revenue Bonds, Series 2024A
5 .000 01/01/32 2,336,237
1,500,000 Wyoming, Michigan, Water Supply System Revenue Bonds,
Series 2024
5 .000 12/01/50 1,568,655
TOTAL UTILITIES 38,652,909
TOTAL MUNICIPAL BONDS
(Cost $190,296,503) 191,849,875
TOTAL LONG-TERM INVESTMENTS
(Cost $190,296,503) 191,849,875
OTHER ASSETS & LIABILITIES, NET - 2.6% 5,134,322
NET ASSETS - 100% $ 196,984,197
AMT Alternative Minimum Tax
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.

Portfolio of Investments November 30, 2025
Missouri
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
X 496,813,633 MUNICIPAL BONDS - 98.7%   X –
CONSUMER STAPLES - 2.5%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5 .300% 05/15/28 $ 3,006,721
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 9,381,059
TOTAL CONSUMER STAPLES 12,387,780
EDUCATION AND CIVIC ORGANIZATIONS - 6.3%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4 .000 10/01/38 1,001,820
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/47 2,018,330
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4 .000 10/01/35 2,265,748
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 3,400,249
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5 .000 06/15/44 974,428
2,700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .500 06/15/47 2,743,071
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 1,989,391
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 605,488
9,165,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 9,379,263
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4 .000 10/01/48 5,377,759
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 942,870
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 989,832
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 31,688,249
HEALTH CARE - 20.0%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3 .650 07/01/27 666,738
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 3,111,835
975,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 982,344
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/31 1,357,639
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/32 1,350,893
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 1,674,926
2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4 .000 03/01/46 2,569,977
1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/31 1,152,710

Portfolio of Investments November 30, 2025
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000% 10/01/32 $ 1,199,188
3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 2,989,236
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/42 1,484,034
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 8,346,735
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5 .000 11/15/43 1,019,415
7,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 7,174,117
9,875,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 9,298,967
4,125,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4 .000 01/01/58 3,768,273
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 918,161
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 2,980,795
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/42 1,173,912
820,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/43 866,099
850,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/44 890,546
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 845,324
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 2,146,386
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,559,984
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/47 3,196,638
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5 .000 06/01/30 1,407,382
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/50 6,697,994
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 4,302,202
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,887,296
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .625 12/01/34 499,989
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4 .000 12/01/35 1,107,969
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 909,563
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000 06/01/48 1,514,803
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 1,804,726
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 736,840
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 1,280,716

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4 .000% 11/15/36 $ 2,146,171
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 4,596,942
990,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 996,683
TOTAL HEALTH CARE 100,614,148
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5 .000 07/01/45 1,000,305
TOTAL HOUSING/MULTIFAMILY 1,000,305
HOUSING/SINGLE FAMILY - 1.7%
5,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2025A
4 .500 11/01/45 4,990,856
2,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2025D
5 .050 11/01/45 2,607,932
450,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 450,050
535,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 528,517
TOTAL HOUSING/SINGLE FAMILY 8,577,355
LONG-TERM CARE - 4.7%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 901,126
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4 .000 08/01/41 495,481
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 6,406,951
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 978,160
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/32 476,989
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,108,695
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 2,163,563
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .000 02/01/42 1,519,290
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/48 1,436,575
460,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 460,297
2,870,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 2,867,991
2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 2,570,964
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000 09/01/48 974,177
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 988,886

Portfolio of Investments November 30, 2025
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125% 12/01/45 $ 463,461
TOTAL LONG-TERM CARE 23,812,606
TAX OBLIGATION/GENERAL - 19.8%
1,410,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 1,476,606
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5 .000 03/01/41 3,258,053
2,165,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018
4 .000 03/01/36 2,172,077
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/35 2,019,496
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 1,170,271
500,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, School Building Series 2025
6 .000 03/01/44 574,284
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5 .250 03/01/43 1,079,243
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4 .000 03/01/36 453,269
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 1,844,418
2,000,000 Greene County Reorganized School District No. 3, Republic,
Missouri, General Obligation  Bonds, Missouri Direct Deposit
Program Series 2025
6 .500 03/01/45 2,365,634
500,000 Harrisonville School District R-09, Cass County, Missouri, General
Obligation Bonds, Refunding Series 2024
5 .000 03/01/40 535,253
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 3,438,918
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5 .000 03/01/42 1,314,348
470,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4 .000 03/01/38 472,026
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5 .000 03/01/43 2,144,191
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5 .000 03/01/39 1,050,497
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/44 3,095,552
575,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/43 651,912
125,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/45 140,595
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5 .500 03/01/37 1,222,010
1,500,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series
2025A
6 .000 03/01/45 1,718,233
1,335,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 1,459,350
2,000,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 2,104,644
365,000 Johnson County School District R-VI Warrensburg, Missouri,
General Obligation Bonds, Refunding Series 2025
5 .750 03/01/42 416,883
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/36 1,530,998
1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/37 1,011,314
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5 .000 02/01/50 1,603,708

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 325,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000% 03/01/34 $ 326,864
685,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000 03/01/35 688,929
1,350,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 1,209,586
300,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017B
5 .000 12/01/37 303,687
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5 .000 03/01/44 911,528
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/38 3,679,704
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/40 5,530,235
500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/43 560,171
1,000,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 1,111,960
2,000,000 Osage School Lake Ozark, Missouri, General Obligation Bonds,
Series 2018
5 .000 03/01/37 2,011,472
2,000,000 Platte County School District Park Hill, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Refunding
Series 2017
4 .000 03/01/31 2,007,005
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5 .000 03/01/42 924,239
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 491,808
590,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
5 .000 04/15/44 623,107
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/47 499,976
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/41 1,172,280
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/42 1,780,584
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/43 1,638,392
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/43 4,055,349
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/44 2,700,785
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5 .000 04/01/41 3,774,203
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 3,676,455
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4 .000 03/01/43 1,503,652
1,300,000 St. Charles School District, Missouri, General Obligation Bonds,
Series 2025
5 .000 03/01/43 1,391,458
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5 .000 03/01/37 3,742,276
2,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2025
5 .000 03/01/43 2,658,221
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/44 1,582,176
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/49 1,567,557
3,760,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 4,000,113

Portfolio of Investments November 30, 2025
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000% 04/15/40 $ 933,275
1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/41 1,121,602
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/39 1,313,201
TOTAL TAX OBLIGATION/GENERAL 99,815,633
TAX OBLIGATION/LIMITED - 17.0%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 4,888,594
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4 .000 04/01/38 343,468
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5 .000 04/01/43 2,582,124
900,000 Clay, Jackson & Platte Counties Consolidated Public Library
District 3, Missouri, Certificates of Participation, Mid-Continent
Public Library Project, Series 2018
4 .000 03/01/35 902,942
825,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 825,210
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4 .000 04/01/41 502,503
1,403,903 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 294,820
750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4 .000 09/01/33 762,058
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 786,892
980,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3 .625 03/01/33 903,132
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5 .000 03/01/33 1,179,194
1,745,000 Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005 - SYNCORA GTY Insured
5 .500 03/01/26 1,754,115
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 1,000,050
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 1,297,186
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 2,126,800
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 928,353
700,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 686,201
85,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 84,895
2,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 1,910,037
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 1,752,156
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4 .000 10/01/30 366,740
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5 .000 09/01/31 2,591,529
235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3 .625 10/01/32 236,624
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/39 1,714,756
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .125 09/01/46 463,886

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 650,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000% 04/01/44 $ 690,460
380,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000 04/01/45 401,936
38,790 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5 .750 04/01/55 32,864
168,967 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 152,070
1,450,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,456,830
100,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 99,003
1,195,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,194,233
1,285,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,260,234
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 2,083,809
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .750 05/01/52 1,062,461
1,000,000 (b) Missouri Development Finance Board, Tax Increment and Special
District Revenue Bonds, Lakeport Village Project, Series 2025A
6 .500 06/15/45 992,530
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5 .000 03/01/40 1,000,289
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 723,201
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 3,000,841
2,140,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 533,324
4,712,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,594,887
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 975,382
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 16,418
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/32 890,102
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/33 924,277
490,000 (b) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 419,280
250,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 226,791
80,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series
2015
4 .000 03/01/32 77,994
335,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4 .875 06/15/34 342,261
2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 2,070,139
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,583,334
5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 5,629,525
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/26 979,020

Portfolio of Investments November 30, 2025
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000% 07/15/27 $ 945,926
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/28 913,292
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/29 882,523
505,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/29 505,454
345,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/30 345,351
565,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/32 565,334
585,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/33 585,304
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5 .000 11/01/40 492,484
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5 .000 11/01/40 581,199
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4 .000 07/01/36 2,623,252
2,000,000 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015
4 .000 04/01/35 2,000,563
1,415,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 1,417,699
130,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 125,666
3,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .375 11/15/35 3,144,695
45,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3 .375 04/01/37 41,630
265,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 265,488
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,520,938
925,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3 .625 03/01/40 816,626
1,700,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .375 04/01/29 1,700,199
600,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .500 04/01/32 600,095
TOTAL TAX OBLIGATION/LIMITED 85,371,478
TRANSPORTATION - 8.0%
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 7,081,731
2,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 2,725,658
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,285,836
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5 .000 07/01/52 2,061,078
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,009,887
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/34 2,899,184

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000% 07/01/37 $ 1,017,815
3,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 3,201,392
5,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 5,818,185
TOTAL TRANSPORTATION 40,100,766
U.S. GUARANTEED - 0.1% (d)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 538,623
TOTAL U.S. GUARANTEED 538,623
UTILITIES - 18.4%
670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3 .500 01/01/32 667,065
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4 .000 01/01/42 679,025
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,671,261
145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 146,241
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/37 1,889,446
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 1,009,869
1,650,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 1,583,000
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5 .000 12/01/48 7,117,517
2,855,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5 .000 12/01/49 3,034,470
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5 .000 05/01/47 10,104,234
2,530,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 2,647,924
4,810,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 5,076,526
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/49 2,737,985
2,740,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/47 2,834,314
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/49 5,554,389
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5 .000 05/01/39 6,663,593
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,781,496
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,528,596
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 933,731
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 1,724,027
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/43 2,697,844
1,705,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/44 1,816,887
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4 .000 12/01/35 245,593

Portfolio of Investments November 30, 2025
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000% 01/01/35 $ 2,500,997
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .250 12/01/42 1,097,103
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 3,546,629
605,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 595,552
6,200,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 6,428,046
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5 .250 12/01/46 4,269,064
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/47 4,178,265
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 2,146,001
TOTAL UTILITIES 92,906,690
TOTAL MUNICIPAL BONDS
(Cost $500,739,932) 496,813,633
TOTAL LONG-TERM INVESTMENTS
(Cost $500,739,932) 496,813,633
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
X 1,840,000 MUNICIPAL BONDS - 0.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.4%
$ 1,640,000 (e) Missouri Health and Educational Facilities Authority, Revenue
Bonds, St. Louis University, Variable Rate Demand Obligations,
Series 2008B-1
2 .750 10/01/35 $ 1,640,000
200,000 (e) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
2 .700 03/01/40 200,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 1,840,000
TOTAL MUNICIPAL BONDS
(Cost $1,840,000) 1,840,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,840,000) 1,840,000
TOTAL INVESTMENTS - 99.1%
(Cost $502,579,932) 498,653,633
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,589,913
NET ASSETS - 100% $ 503,243,546
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,024,515 or 2.0% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Ohio
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.0%
X 425,543,166 MUNICIPAL BONDS - 95.0%   X –
CONSUMER DISCRETIONARY - 2.0%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000% 12/01/39 $ 1,459,428
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 2,151,761
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 5,435,977
TOTAL CONSUMER DISCRETIONARY 9,047,166
CONSUMER STAPLES - 3.7%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 1,270,130
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 15,280,508
TOTAL CONSUMER STAPLES 16,550,638
EDUCATION AND CIVIC ORGANIZATIONS - 10.0%
645,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4 .000 12/01/31 640,453
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/32 1,321,898
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/35 2,683,132
1,520,000 Kent State University, Ohio, General Receipts Bonds, Series
2020A
5 .000 05/01/50 1,559,264
880,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 890,808
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4 .000 09/01/40 2,457,940
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5 .000 09/01/38 1,125,085
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/28 130,862
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/30 161,088
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/38 569,041
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/39 589,714
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/40 586,865
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/41 1,191,950
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5 .000 12/01/41 1,387,696
2,100,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .000 11/01/42 2,131,086
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .250 11/01/46 1,520,271
1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4 .000 10/01/50 807,469

Portfolio of Investments November 30, 2025
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000% 10/01/42 $ 3,278,379
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/47 3,108,838
3,830,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Denison University Project, Series 2023
5 .000 11/01/53 3,987,763
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5 .000 07/01/42 3,915,196
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4 .000 12/01/46 847,868
500,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton Project, Series 2025
5 .000 02/01/42 538,671
1,120,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/28 1,131,082
1,180,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/29 1,191,324
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 976,332
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5 .000 06/01/45 2,867,406
1,065,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,156,521
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5 .000 05/01/31 1,108,010
1,025,000 Youngstown State University, Ohio, General Receipts Bonds,
Series 2021 - AGM Insured
4 .000 12/15/30 1,082,320
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 44,944,332
HEALTH CARE - 10.3%
1,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000 11/01/40 1,110,796
2,500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
5 .000 08/01/42 2,553,907
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,773,140
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/42 1,873,564
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,845,859
2,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 1,991,773
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 1,406,606
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .250 06/15/43 448,350
1,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Taxable Improvement Series 2019A
5 .000 11/01/48 1,101,563
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000 12/01/46 918,582
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 2,267,627
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5 .000 11/15/41 686,602
2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/39 2,298,818
250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 256,878

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000% 02/15/44 $ 2,983,222
6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4 .000 01/01/46 5,709,874
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/15/48 1,074,849
1,155,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5 .000 01/01/30 1,207,335
2,930,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5 .000 01/01/35 3,406,450
1,970,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 1,988,033
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A - BAM Insured
5 .000 01/15/50 2,756,268
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5 .000 02/15/32 1,633,938
TOTAL HEALTH CARE 46,294,034
HOUSING/MULTIFAMILY - 0.7%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4 .000 08/01/36 2,957,216
TOTAL HOUSING/MULTIFAMILY 2,957,216
INDUSTRIALS - 0.2%
1,000,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/54 996,901
TOTAL INDUSTRIALS 996,901
LONG-TERM CARE - 0.9%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5 .000 05/15/59 1,897,663
500,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 501,290
500,000 (a) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook Project,
Series 2025A
6 .500 01/01/45 517,549
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5 .000 07/01/54 998,576
TOTAL LONG-TERM CARE 3,915,078
TAX OBLIGATION/GENERAL - 22.8%
3,150,000 Apollo Career Center Joint Vocational School District, Allen,
Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio,
General Obligation Bonds, Various Purpose School Improvement
Refunding Series 2017
5 .000 12/01/41 3,185,355
1,525,000 Avon Lake City School District, Lorain County, Ohio, General
Obligation Bonds, School Facilities Series 2025
5 .000 12/01/52 1,596,721
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 5,444,983
1,180,000 Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0 .000 12/01/33 899,585
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5 .250 12/01/27 400,358
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4 .000 12/01/48 2,117,344
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/41 147,164
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/43 322,383
1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5 .250 12/01/52 1,037,946

Portfolio of Investments November 30, 2025
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5 .000% 04/01/29 $ 5,343,166
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/38 2,176,867
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4 .000 12/01/44 4,942,805
4,200,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5 .000 12/01/53 4,403,343
2,000,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2025
5 .500 12/01/55 2,110,575
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A - BAM Insured
4 .000 12/01/50 2,364,064
500,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/29 439,031
850,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/30 721,655
1,210,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/47 1,295,059
1,270,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/48 1,354,360
1,235,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/49 1,312,341
565,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5 .250 12/01/54 602,454
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4 .000 12/01/46 2,495,307
1,095,000 Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0 .000 12/01/27 1,029,713
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 1,659,741
1,000,000 Little Miami Local School District, Warren and Clermont Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
5 .000 11/01/43 1,000,170
500,000 Medina County, Ohio, General Obligation Bonds, Courthouse
Facility Improvement Limited Tax Series 2021
4 .000 12/01/46 480,791
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/28 1,067,534
500,000 Milford Exempted Village School District, Ohio, General
Obligation Bonds, Refunding Improvement Series 2025
5 .000 12/01/34 569,210
5,000,000 Muskingum County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Improvement Series 2024
4 .000 12/01/54 4,667,013
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .000 10/15/48 2,103,587
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .250 10/15/56 4,163,604
650,000 North Royalton City School District, Ohio, General Obligation
Bonds, Refunding School Improvement Series 2025
5 .000 12/01/44 701,102
3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4 .000 12/01/48 3,518,157
6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5 .000 06/15/37 6,929,207
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5 .000 05/01/35 2,532,286
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/39 1,117,095
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/40 1,625,493
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,458,001

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5 .000% 11/01/44 $ 392,394
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5 .250 12/15/59 2,124,389
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4 .000 01/15/55 2,213,688
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A - BAM Insured
4 .000 12/01/48 3,803,048
2,500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5 .000 12/01/47 2,654,425
1,575,000 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021
4 .000 12/01/56 1,469,166
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5 .500 12/01/54 5,353,387
1,700,000 Wyoming City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding School Improvement Series 2025
5 .000 12/01/50 1,779,097
TOTAL TAX OBLIGATION/GENERAL 102,125,164
TAX OBLIGATION/LIMITED - 21.5%
290,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/25 290,000
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/30 1,165,734
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/35 1,890,672
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4 .000 12/01/38 2,501,872
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4 .000 12/01/45 5,349,091
1,000,000 Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2017B-2
5 .000 10/01/32 1,045,475
950,000 Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5 .000 11/15/54 961,709
1,195,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/34 1,238,734
500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 499,329
765,000 (a) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5 .000 06/01/28 771,926
4,600,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4 .000 12/01/41 4,510,685
4,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark
Improvement Project, Series 2022A
4 .000 01/01/36 4,172,362
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5 .000 12/01/28 1,001,676
3,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/43 3,091,217
6,310,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/48 6,451,514
1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4 .000 12/01/37 1,246,476
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 978,381
1,675,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2014A
5 .000 12/01/25 1,675,000

Portfolio of Investments November 30, 2025
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000% 12/01/26 $ 484,942
3,300,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/28 3,001,638
1,750,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 1,591,777
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/38 3,480,853
2,735,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/53 2,888,180
435,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/27 411,823
855,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/28 783,792
1,005,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6 .000 12/01/46 1,010,575
1,250,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A
5 .000 10/01/36 1,276,556
1,200,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A
5 .000 12/01/31 1,247,971
1,660,000 Ohio State, Certificates of Participation, Ohio Attorney General
Claims Fund Project, Series 2021
4 .000 09/01/35 1,742,259
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5 .000 11/15/39 1,368,984
2,095,000 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds,
Series 2018
5 .000 12/01/44 2,138,426
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .000 12/01/31 2,001,656
1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/44 1,187,360
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,794,329
1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5 .000 12/01/53 1,601,731
715,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 674,059
475,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6 .000 12/01/50 477,590
970,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5 .000 11/01/51 968,880
4,430,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 3,363,882
6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 6,606,851
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,225,532
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 498,838
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,793,999
120,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5 .750 12/01/27 120,031

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus, Ohio
Annual Rental Appropriations, Series 2016
5 .000% 12/01/29 $ 1,001,533
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4 .000 12/01/44 2,875,493
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 1,040,178
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/41 2,397,854
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/42 1,448,502
1,750,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/48 1,829,513
TOTAL TAX OBLIGATION/LIMITED 96,177,440
TRANSPORTATION - 5.7%
3,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/50 3,986,904
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 754,671
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/35 3,504,895
3,615,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,615,043
9,355,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 9,300,532
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/46 1,903,454
1,000,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Parking
Revenue Bond, 3CDC Obligated Group Parking Facilities,
Refunding Series 2025A
5 .000 12/01/55 1,017,391
2,000,000 Toledo-Lucas County Port Authority Parking System, Ohio,
Revenue Bonds, University of Toledo Parking Project Series 2021
4 .000 01/01/57 1,629,546
TOTAL TRANSPORTATION 25,712,436
U.S. GUARANTEED - 3.1% (c)
3,570,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A, (Pre-refunded
2/15/26)
5 .000 02/15/46 3,587,817
4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5 .000 12/01/41 4,414,846
40,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 36,686
5,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Taxable Refunding Senior Lien Series 2020A,
(Pre-refunded 1/01/35)
2 .833 01/01/38 4,261,266
365,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4 .000 01/01/46 379,673
70,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A, (Pre-refunded 10/01/34)
5 .000 01/01/35 81,497
1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5 .000 12/01/48 1,049,727
TOTAL U.S. GUARANTEED 13,811,512

Portfolio of Investments November 30, 2025
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 14.1%
$ 2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4 .000% 02/15/42 $ 1,978,241
2,930,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5 .000 02/15/41 2,944,623
1,000,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2025A
5 .000 02/15/46 1,062,506
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5 .000 02/15/44 1,710,042
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5 .000 11/15/37 1,350,091
1,600,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4 .000 11/15/38 1,622,050
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0 .000 11/15/33 1,497,847
4,740,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 3,396,030
7,500,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/38 4,243,940
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/29 5,057,695
6,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/32 6,813,097
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/37 879,334
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/39 1,023,587
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,049,901
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4 .000 12/01/38 1,000,234
5,275,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4 .000 11/15/43 5,090,976
2,500,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2025A
5 .250 12/01/45 2,767,105
3,800,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 12/01/38 4,058,321
4,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 06/01/44 4,488,521
4,040,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021
5 .000 06/01/46 4,257,626
6,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/50 6,719,482
TOTAL UTILITIES 63,011,249
TOTAL MUNICIPAL BONDS
(Cost $428,487,795) 425,543,166
TOTAL LONG-TERM INVESTMENTS
(Cost $428,487,795) 425,543,166
OTHER ASSETS & LIABILITIES, NET - 5.0% 22,286,709
NET ASSETS - 100% $ 447,829,875
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $3,703,558 or 0.9% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2025
Wisconsin
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 107.5%
X 90,216,917 MUNICIPAL BONDS - 107.5%   X –
CONSUMER DISCRETIONARY - 0.3%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850% 12/01/29 $ 250,568
TOTAL CONSUMER DISCRETIONARY 250,568
EDUCATION AND CIVIC ORGANIZATIONS - 6.4%
810,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4 .000 06/15/28 807,666
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4 .000 03/15/40 481,145
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5 .000 03/15/50 1,497,963
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4 .000 02/01/45 220,695
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/39 374,720
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/40 359,695
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/41 295,671
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/42 348,244
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5 .000 03/15/53 972,519
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,358,318
HEALTH CARE - 21.0%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 162,974
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 204,536
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,606,007
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,059,336
2,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4 .000 07/01/36 2,792,042
8,565,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5 .000 02/15/47 8,592,721
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5 .000 08/15/34 1,001,643
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4 .000 12/01/44 974,372
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Series 2025A
5 .000 08/15/48 1,053,131
175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4 .000 02/15/37 178,735
TOTAL HEALTH CARE 17,625,497

Portfolio of Investments November 30, 2025
(continued)
Wisconsin

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 17.7%
$ 2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4 .700% 04/01/38 $ 2,001,471
715,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4 .150 05/01/55 684,601
2,000,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 1,946,359
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .375 05/01/57 3,534,706
2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5 .150 11/01/50 2,062,952
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5 .000 11/01/57 3,086,186
1,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, 100 E. National Project Series 2024j,
(Mandatory Put 8/01/26)
5 .000 08/01/58 1,517,363
TOTAL HOUSING/MULTIFAMILY 14,833,638
INDUSTRIALS - 0.7%
630,000 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I
LLC Project Revenue Bonds, Series 2008, (AMT)
5 .125 06/01/29 631,167
TOTAL INDUSTRIALS 631,167
LONG-TERM CARE - 20.5%
640,000 New Richmond Community Development Authority, Wisconsin,
Lease Revenue Bonds, Series 2025A
4 .625 09/01/55 633,401
455,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds Lutheran Homes of Oshkosh Inc. Project Refunding Series
2015A
4 .450 03/01/30 430,136
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 102,587
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5 .000 08/01/49 1,902,022
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .375 10/01/44 1,998,922
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3 .250 07/01/37 382,375
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5 .125 10/01/48 1,896,431
1,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5 .000 07/01/44 1,750,374
2,475,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5 .000 07/01/49 2,481,817
530,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/36 516,219
525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/45 449,290
775,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/36 754,849
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/45 556,264
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/51 789,776
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/55 771,232
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/44 1,769,453
TOTAL LONG-TERM CARE 17,185,148

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 2.3%
$ 1,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250% 02/15/55 $ 1,070,018
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 889,786
TOTAL TAX OBLIGATION/GENERAL 1,959,804
TAX OBLIGATION/LIMITED - 22.3%
4,445,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/54 1,088,217
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3 .550 06/01/34 1,000,214
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4 .125 06/01/40 1,000,189
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .500 02/15/55 1,088,839
500,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 519,106
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/30 813,649
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/31 508,530
550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/32 559,383
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/28 640,748
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/34 507,727
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/35 1,014,227
1,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/50 1,067,834
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,462,449
2,250,000 Slinger Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Police Station Project, Series 2025A
5 .000 03/01/45 2,392,982
125,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 125,357
390,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/27 394,811
1,000,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/30 1,011,182
500,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/31 505,322
375,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999
5 .250 12/15/27 383,696
2,035,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0 .000 12/15/28 1,854,846
945,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 780,296
TOTAL TAX OBLIGATION/LIMITED 18,719,604
TRANSPORTATION - 6.8%
740,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 786,881
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .000 06/30/49 1,007,914
2,000,000 Port Authority of Guam 5 .000 07/01/48 2,012,912
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,038,043

Portfolio of Investments November 30, 2025
(continued)
Wisconsin

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 750,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500% 12/31/65 $ 830,006
TOTAL TRANSPORTATION 5,675,756
U.S. GUARANTEED - 1.8% (d)
1,430,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5 .500 12/15/26 1,449,517
75,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999, (ETM)
5 .250 12/15/27 76,824
TOTAL U.S. GUARANTEED 1,526,341
UTILITIES - 7.7%
985,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 1,008,450
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,361,558
350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 367,391
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 577,901
515,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 535,009
1,000,000 Guam Power Authority, Revenue Bonds,Refunding Series 2017A 5 .000 10/01/40 1,016,827
130,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/26 130,157
615,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 627,252
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/35 251,512
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5 .000 07/01/30 575,019
TOTAL UTILITIES 6,451,076
TOTAL MUNICIPAL BONDS
(Cost $93,104,304) 90,216,917
TOTAL LONG-TERM INVESTMENTS
(Cost $93,104,304) 90,216,917
FLOATING RATE OBLIGATIONS - (9.6)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 2.1% 1,696,357
NET ASSETS - 100% $ 83,893,274
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $807,666 or 0.9% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2025 (Unaudited) Kansas Kentucky Michigan Missouri Ohio
ASSETS
Long-term investments, at value
†
$ 184,599,843 $ 237,334,851 $ 191,849,875 $ 496,813,633 $ 425,543,166
Short-term investments, at value
◊
– 2,255,000 – 1,840,000 –
Cash 3,914,604 – 3,853,723 – –
Receivables:
Interest 2,498,617 3,700,928 2,380,963 5,995,318 7,693,959
Investments sold 140,077 1,010,000 – 300,000 7,540,000
Reimbursement from Adviser – – – – 9,185
Shares sold 361,315 16,507 365,074 137,282 119,828
Sale of Vistra Vision interest
#
(1)
3,236,888 – – – 12,649,210
Other 7,133 34,411 23,255 35,636 51,823
Total assets 194,758,477 244,351,697 198,472,890 505,121,869 453,607,171
LIABILITIES
Cash overdraft – 1,676,488 – 350,930 2,954,017
Floating rate obligations – 24,855,000 – – –
Payables:
Management fees 78,409 88,465 80,984 202,590 181,759
Dividends 63,602 60,872 121,650 312,398 245,661
Interest 412 602,116 418 1,617 1,029
Investments purchased - when-issued/delayed-delivery settlement 3,305,010 1,985,950 930,896 – 1,010,980
Shares redeemed 193,377 245,787 221,548 787,854 822,830
Vistra Vision sale transactions costs
(1)
77,902 – – – 304,428
Accrued expenses:
Custodian fees 37,159 33,223 34,687 60,454 61,816
Trustees fees 7,160 34,518 21,960 34,803 52,527
Professional fees 21,664 21,794 21,604 21,129 23,736
Shareholder reporting expenses 14,261 14,384 15,367 19,525 23,098
Shareholder servicing agent fees 15,553 17,397 23,200 36,250 54,293
12b-1 distribution and service fees 19,704 25,009 14,724 46,109 38,647
Other 3,920 1,390 1,655 4,664 2,475
Total liabilities 3,838,133 29,662,393 1,488,693 1,878,323 5,777,296
Commitments and contingencies
(2)
Net assets $ 190,920,344 $ 214,689,304 $ 196,984,197 $ 503,243,546 $ 447,829,875
NET ASSETS CONSIST OF:
Paid-in capital $ 208,148,540 $ 241,276,459 $ 225,722,154 $ 546,123,245 $ 474,614,949
Total distributable earnings (loss) (17,228,196) (26,587,155) (28,737,957) (42,879,699) (26,785,074)
Net assets $ 190,920,344 $ 214,689,304 $ 196,984,197 $ 503,243,546 $ 447,829,875
†
   Long-term investments, cost $ 190,338,784 $ 239,260,039 $ 190,296,503 $ 500,739,932 $ 428,487,795
◊
   Short-term investments, cost $ — $ 2,255,000 $ — $ 1,840,000 $ —
#
   Net of discount of $ 108,919 $ – $ – $ – $ 425,637

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

November 30, 2025 (Unaudited) Wisconsin
ASSETS
Long-term investments, at value
†
$ 90,216,917
Cash 493,035
Receivables:
Interest 1,293,976
Investments sold 215,000
Reimbursement from Adviser 6,791
Shares sold 6,096
Other 3,594
Total assets 92,235,409
LIABILITIES
Floating rate obligations 8,020,000
Payables:
Management fees 34,165
Dividends 9,806
Interest 134,948
Shares redeemed 68,556
Accrued expenses:
Custodian fees 23,630
Trustees fees 2,073
Professional fees 20,956
Shareholder reporting expenses 9,691
Shareholder servicing agent fees 7,663
12b-1 distribution and service fees 9,840
Other 807
Total liabilities 8,342,135
Commitments and contingencies
(2)
Net assets $ 83,893,274
NET ASSETS CONSIST OF:
Paid-in capital $ 94,764,215
Total distributable earnings (loss) (10,870,941)
Net assets $ 83,893,274
†
   Long-term investments, cost $ 93,104,304
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Kansas Kentucky Michigan Missouri Ohio
CLASS A:
Net assets $ 107,765,438 $ 146,401,202 $ 73,003,975 $ 255,391,010 $ 212,606,176
Shares outstanding 10,686,370 14,744,420 6,925,328 24,431,924 19,739,248
Net asset value ("NAV") per share $ 10.08 $ 9.93 $ 10.54 $ 10.45 $ 10.77
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.52 $ 10.37 $ 11.00 $ 10.91 $ 11.24
CLASS C:
Net assets $ 2,433,216 $ 1,066,654 $ 3,275,687 $ 4,853,406 $ 4,241,402
Shares outstanding 241,963 107,480 311,602 465,901 396,210
NAV and offering price per share $ 10.06 $ 9.92 $ 10.51 $ 10.42 $ 10.70
CLASS I:
Net assets $ 80,721,690 $ 67,221,448 $ 120,704,535 $ 242,999,130 $ 230,982,297
Shares outstanding 7,986,330 6,778,712 11,471,093 23,279,310 21,533,325
NAV and offering price per share $ 10.11 $ 9.92 $ 10.52 $ 10.44 $ 10.73
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Wisconsin
CLASS A:
Net assets $ 55,199,657
Shares outstanding 5,605,442
Net asset value ("NAV") per share $ 9.85
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.28
CLASS C:
Net assets $ 1,131,321
Shares outstanding 114,871
NAV and offering price per share $ 9.85
CLASS I:
Net assets $ 27,562,296
Shares outstanding 2,795,247
NAV and offering price per share $ 9.86
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2025 (Unaudited) Kansas Kentucky Michigan Missouri
INVESTMENT INCOME
Interest $ 3,519,442 $ 4,813,828 $ 3,994,777 $ 10,739,716
Total investment income 3,519,442 4,813,828 3,994,777 10,739,716
EXPENSES
– – – –
Management fees 469,572 533,181 483,853 1,226,598
12b-1 service fees - Class A 107,964 145,890 73,157 255,207
12b-1 distribution and service fees - Class C 13,590 7,043 16,080 24,371
Shareholder servicing agent fees - Class A 18,635 24,758 15,918 35,877
Shareholder servicing agent fees - Class C 468 239 701 685
Shareholder servicing agent fees - Class I 13,181 11,100 25,388 33,694
Interest expense 14,793 393,850 7,700 38,365
Trustees fees 3,192 3,617 3,270 8,760
Custodian expenses, net 14,569 18,591 20,177 34,017
Registration fees 4,195 4,014 6,275 5,512
Professional fees 27,983 28,908 28,065 34,326
Shareholder reporting expenses 18,280 18,421 18,644 21,228
Other 5,134 4,404 4,520 6,454
Total expenses 711,556 1,194,016 703,748 1,725,094
Net investment income (loss) 2,807,886 3,619,812 3,291,029 9,014,622
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (388,293) (2,240,651) (539,905) (821,422)
Net realized gain (loss) (388,293) (2,240,651) (539,905) (821,422)
Change in unrealized appreciation (depreciation) on:
Investments 6,643,051 11,183,064 7,202,850 16,845,616
Net change in unrealized appreciation (depreciation) 6,643,051 11,183,064 7,202,850 16,845,616
Net realized and unrealized gain (loss) 6,254,758 8,942,413 6,662,945 16,024,194
Net increase (decrease) in net assets from operations $ 9,062,644 $ 12,562,225 $ 9,953,974 $ 25,038,816

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended November 30, 2025 (Unaudited) Ohio Wisconsin
INVESTMENT INCOME
Interest $ 9,648,827 $ 1,759,758
Total investment income 9,648,827 1,759,758
EXPENSES
– –
Management fees 1,122,034 181,724
12b-1 service fees - Class A 214,420 49,355
12b-1 distribution and service fees - Class C 21,743 6,668
Shareholder servicing agent fees - Class A 44,859 10,847
Shareholder servicing agent fees - Class C 907 290
Shareholder servicing agent fees - Class I 49,623 4,650
Interest expense 36,352 129,710
Trustees fees 7,752 1,261
Custodian expenses, net 27,392 6,952
Registration fees 4,013 5,180
Professional fees 36,008 25,358
Shareholder reporting expenses 25,211 17,042
Other 6,193 3,553
Total expenses before fee waiver/expense reimbursement 1,596,507 442,590
Fee waiver/expense reimbursement (58,258) (40,617)
Net expenses 1,538,249 401,973
Net investment income (loss) 8,110,578 1,357,785
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,519,455) 2,354
Net realized gain (loss) (2,519,455) 2,354
Change in unrealized appreciation (depreciation) on:
Investments 16,022,262 3,034,277
Net change in unrealized appreciation (depreciation) 16,022,262 3,034,277
Net realized and unrealized gain (loss) 13,502,807 3,036,631
Net increase (decrease) in net assets from operations $ 21,613,385 $ 4,394,416

Statement of Changes in Net Assets
See Notes to Financial Statements

Kansas Kentucky
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 2,807,886 $ 5,474,454 $ 3,619,812 $ 7,060,762
Net realized gain (loss) (388,293) (1,723,117) (2,240,651) (5,409,727)
Net change in unrealized appreciation (depreciation) 6,643,051 (1,773,000) 11,183,064 (586,901)
Net increase (decrease) in net assets from operations 9,062,644 1,978,337 12,562,225 1,064,134
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,583,444) (3,067,075) (2,316,458) (4,610,924)
Class C (29,201) (66,266) (16,585) (51,101)
Class I (1,200,947) (2,216,951) (1,101,181) (2,020,533)
Total distributions (2,813,592) (5,350,292) (3,434,224) (6,682,558)
FUND SHARE TRANSACTIONS
Subscriptions 19,538,530 31,189,767 12,179,806 26,794,153
Reinvestments of distributions 2,438,671 4,646,033 3,088,635 6,079,847
Redemptions (25,606,669) (49,095,487) (23,591,219) (51,577,103)
Net increase (decrease) from Fund share transactions (3,629,468) (13,259,687) (8,322,778) (18,703,103)
Net increase (decrease) in net assets 2,619,584 (16,631,642) 805,223 (24,321,527)
Net assets at the beginning of period 188,300,760 204,932,402 213,884,081 238,205,608
Net assets at the end of period $ 190,920,344 $ 188,300,760 $ 214,689,304 $ 213,884,081

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Michigan Missouri
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 3,291,029 $ 6,864,512 $ 9,014,622 $ 17,779,886
Net realized gain (loss) (539,905) (4,452,189) (821,422) (2,421,027)
Net change in unrealized appreciation (depreciation) 7,202,850 (1,471,490) 16,845,616 (10,167,213)
Net increase (decrease) in net assets from operations 9,953,974 940,833 25,038,816 5,191,646
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,210,604) (2,371,671) (4,544,329) (9,056,547)
Class C (40,303) (90,904) (67,057) (167,009)
Class I (2,043,022) (4,330,158) (4,506,555) (8,605,007)
Total distributions (3,293,929) (6,792,733) (9,117,941) (17,828,563)
FUND SHARE TRANSACTIONS
Subscriptions 28,178,406 64,929,285 66,041,579 104,162,157
Reinvestments of distributions 2,571,456 5,739,318 7,263,173 14,278,572
Redemptions (31,159,557) (96,099,305) (75,010,205) (124,988,117)
Net increase (decrease) from Fund share transactions (409,695) (25,430,702) (1,705,453) (6,547,388)
Net increase (decrease) in net assets 6,250,350 (31,282,602) 14,215,422 (19,184,305)
Net assets at the beginning of period 190,733,847 222,016,449 489,028,124 508,212,429
Net assets at the end of period $ 196,984,197 $ 190,733,847 $ 503,243,546 $ 489,028,124

See Notes to Financial Statements

Ohio Wisconsin
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 8,110,578 $ 16,283,239 $ 1,357,785 $ 2,280,971
Net realized gain (loss) (2,519,455) (964,669) 2,354 429,537
Net change in unrealized appreciation (depreciation) 16,022,262 (21,016,241) 3,034,277 (3,507,424)
Net increase (decrease) in net assets from operations 21,613,385 (5,697,671) 4,394,416 (796,916)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,662,617) (6,975,071) (927,186) (1,657,787)
Class C (56,489) (133,635) (19,471) (63,929)
Class I (4,296,759) (8,861,055) (415,756) (620,763)
Total distributions (8,015,865) (15,969,761) (1,362,413) (2,342,479)
FUND SHARE TRANSACTIONS
Subscriptions 36,890,011 81,336,472 25,333,042 2,659,559
Reinvestments of distributions 6,494,201 12,924,517 1,304,850 2,263,234
Redemptions (80,216,110) (164,608,471) (7,798,822) (12,578,266)
Net increase (decrease) from Fund share transactions (36,831,898) (70,347,482) 18,839,070 (7,655,473)
Net increase (decrease) in net assets (23,234,378) (92,014,914) 21,871,073 (10,794,868)
Net assets at the beginning of period 471,064,253 563,079,167 62,022,201 72,817,069
Net assets at the end of period $ 447,829,875 $ 471,064,253 $ 83,893,274 $ 62,022,201

Statement of Cash Flows
See Notes to Financial Statements

e
Six Months Ended November 30, 2025 (Unaudited)
Kentucky Wisconsin
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 12,562,225 $ 4,394,416
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (20,882,312) (21,778,999)
Proceeds from sale and maturities of investments 26,663,348 3,625,000
Proceeds from (Purchase of) short-term investments, net (2,255,000) —
Amortization (Accretion) of premiums and discounts, net 626,049 46,250
(Increase) Decrease in:
Receivable for interest (461,708) (382,184)
Receivable for investments sold (1,010,000) 80,000
Receivable for reimbursement from Adviser — 2,475
Other assets (2,094) 905
Increase (Decrease) in:
Payable for interest 267,792 64,129
Payable for investments purchased - when-issued/delayed-delivery settlement 1,985,950 —
Payable for management fees (3,468) 7,566
Accrued custodian fees 12,337 2,942
Accrued 12b-1 distribution and service fees (2,237) 598
Accrued Trustees fees 4,308 373
Accrued professional fees 16,346 18,333
Accrued shareholder reporting expenses 4,086 2,557
Accrued shareholder servicing agent fees (1,156) (188)
Accrued other expenses 822 519
Net realized (gain) loss from investments 2,240,651 (2,354)
Net change in unrealized (appreciation) depreciation of investments (11,183,064) (3,034,277)
Net cash provided by (used in) operating activities 8,582,875 (16,951,939)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 3,883,979 —
(Repayments) of borrowings (3,883,979) —
Increase (Decrease) in:
Cash overdraft 1,676,488 (48,279)
Cash distributions paid to common shareholders (338,736) (53,829)
Subscriptions 12,418,921 25,333,594
Redemptions (24,051,989) (7,786,512)
Net cash provided by (used in) financing activities (10,295,316) 17,444,974
Net increase (decrease) in cash (1,712,441) 493,035
Cash at the beginning of period 1,712,441 —
Cash at the end of period $ — $ 493,035
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION Kentucky Wisconsin
Cash paid for interest
$ 121,371 $ 61,165
Non-cash financing activities not included herein consists of reinvestments of share distributions 3,088,635 1,304,850

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kansas
Class
A
11/30/25
(d)
$ 9.75 $ 0.15 $ 0.33 $ 0.48 $ (0.15) $ — $ (0.15) $ 10.08
5/31/25
9.92 0.26 (0.17) 0.09 (0.26) — (0.26) 9.75
5/31/24
9.89 0.25 0.02 0.27 (0.24) — (0.24) 9.92
5/31/23
10.14 0.24 (0.26) (0.02) (0.23) — (0.23) 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
5/31/21
10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
Class
C
11/30/25
(d)
9.72 0.11 0.34 0.45 (0.11) — (0.11) 10.06
5/31/25
9.89 0.18 (0.17) 0.01 (0.18) — (0.18) 9.72
5/31/24
9.86 0.17 0.03 0.20 (0.17) — (0.17) 9.89
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
5/31/21
10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
Class
I
11/30/25
(d)
9.77 0.16 0.34 0.50 (0.16) — (0.16) 10.11
5/31/25
9.94 0.29 (0.18) 0.11 (0.28) — (0.28) 9.77
5/31/24
9.92 0.28 0.01 0.29 (0.27) — (0.27) 9.94
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
5/31/21
10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .91% $ 107,765 0 .84%
(e)
0 .82%
(e)
2 .93%
(e)
12%
0 .86 110,753 0 .86 0 .81 2 .65 15
2 .81 120,696 0 .84 0 .81 2 .57 9
( 0 .18 ) 135,824 0 .81 0 .80 2 .46 15
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
4 .62 2,433 1 .64
(e)
1 .62
(e)
2 .14
(e)
12
0 .07 2,999 1 .66 1 .61 1 .83 15
2 .01 4,465 1 .64 1 .61 1 .77 9
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
5 .12 80,722 0 .64
(e)
0 .62
(e)
3 .13
(e)
12
1 .09 74,549 0 .66 0 .61 2 .85 15
2 .95 79,771 0 .64 0 .61 2 .77 9
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kentucky
Class
A
11/30/25
(d)
$ 9.51 $ 0.16 $ 0.41 $ 0.57 $ (0.15) $ — $ (0.15) $ 9.93
5/31/25
9.76 0.29 (0.26) 0.03 (0.28) — (0.28) 9.51
5/31/24
9.76 0.26 — 0.26 (0.26) — (0.26) 9.76
5/31/23
10.17 0.27 (0.42) (0.15) (0.26) — (0.26) 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
5/31/21
10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
Class
C
11/30/25
(d)
9.51 0.12 0.41 0.53 (0.12) — (0.12) 9.92
5/31/25
9.75 0.21 (0.26) (0.05) (0.19) — (0.19) 9.51
5/31/24
9.75 0.18 0.01 0.19 (0.19) — (0.19) 9.75
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
5/31/21
10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
Class
I
11/30/25
(d)
9.50 0.17 0.41 0.58 (0.16) — (0.16) 9.92
5/31/25
9.74 0.31 (0.26) 0.05 (0.29) — (0.29) 9.50
5/31/24
9.74 0.28 — 0.28 (0.28) — (0.28) 9.74
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
5/31/21
10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6.09% $ 146,401 1.18%
(e)
0.81%
(e)
3.35%
(e)
9%
0.20 149,433 1.13 0.79 2.94 23
2.74 171,934 1.13 0.79 2.64 21
(1.45) 198,453 1.03 0.78 2.72 10
(7.25) 242,580 0.83 0.77 2.41 16
5.73 279,307 0.83 0.77 2.67 5
5.56 1,067 1.98
(e)
1.61
(e)
2.55
(e)
9
(0.52) 1,692 1.93 1.59 2.12 23
1.93 3,144 1.93 1.59 1.84 21
(2.32) 4,003 1.83 1.58 1.87 10
(8.01) 7,048 1.63 1.57 1.60 16
4.88 8,607 1.63 1.57 1.87 5
6.19 67,221 0.98
(e)
0.61
(e)
3.55
(e)
9
0.48 62,759 0.93 0.59 3.15 23
2.94 63,128 0.93 0.59 2.84 21
(1.33) 62,831 0.83 0.58 2.88 10
(7.05) 80,715 0.63 0.57 2.60 16
5.94 90,506 0.63 0.57 2.87 5

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Michigan
Class
A
11/30/25
(d)
$ 10.18 $ 0.17 $ 0.36 $ 0.53 $ (0.17) $ — $ (0.17) $ 10.54
5/31/25
10.50 0.32 (0.32) — (0.32) — (0.32) 10.18
5/31/24
10.54 0.30 (0.04) 0.26 (0.30) — (0.30) 10.50
5/31/23
10.93 0.26 (0.41) (0.15) (0.24) — (0.24) 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
5/31/21
11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
Class
C
11/30/25
(d)
10.15 0.13 0.36 0.49 (0.13) — (0.13) 10.51
5/31/25
10.46 0.23 (0.31) (0.08) (0.23) — (0.23) 10.15
5/31/24
10.51 0.22 (0.06) 0.16 (0.21) — (0.21) 10.46
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
5/31/21
11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
Class
I
11/30/25
(d)
10.16 0.18 0.36 0.54 (0.18) — (0.18) 10.52
5/31/25
10.48 0.34 (0.32) 0.02 (0.34) — (0.34) 10.16
5/31/24
10.53 0.32 (0.05) 0.27 (0.32) — (0.32) 10.48
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
5/31/21
11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .26% $ 73,004 0 .84%
(e)
0 .83%
(e)
3 .31%
(e)
8%
( 0 .10 ) 74,522 0 .84 0 .81 3 .04 38
2 .50 81,446 0 .85 0 .83 2 .86 21
( 1 .36 ) 96,194 0 .84 0 .80 2 .47 34
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .85 3,276 1 .64
(e)
1 .63
(e)
2 .51
(e)
8
( 0 .82 ) 3,197 1 .64 1 .61 2 .22 38
1 .57 4,938 1 .65 1 .63 2 .06 21
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
5 .38 120,705 0 .64
(e)
0 .63
(e)
3 .51
(e)
8
0 .11 113,015 0 .64 0 .61 3 .23 38
2 .60 135,633 0 .65 0 .63 3 .04 21
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Missouri
Class
A
11/30/25
(d)
$ 10.13 $ 0.18 $ 0.32 $ 0.50 $ (0.18) $ — $ (0.18) $ 10.45
5/31/25
10.39 0.36 (0.26) 0.10 (0.36) — (0.36) 10.13
5/31/24
10.37 0.35 0.02 0.37 (0.35) — (0.35) 10.39
5/31/23
10.75 0.32 (0.40) (0.08) (0.30) — (0.30) 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
5/31/21
11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
Class
C
11/30/25
(d)
10.09 0.14 0.33 0.47 (0.14) — (0.14) 10.42
5/31/25
10.35 0.27 (0.26) 0.01 (0.27) — (0.27) 10.09
5/31/24
10.33 0.26 0.02 0.28 (0.26) — (0.26) 10.35
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
5/31/21
11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
Class
I
11/30/25
(d)
10.11 0.19 0.33 0.52 (0.19) — (0.19) 10.44
5/31/25
10.37 0.38 (0.26) 0.12 (0.38) — (0.38) 10.11
5/31/24
10.36 0.37 0.01 0.38 (0.37) — (0.37) 10.37
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
5/31/21
11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .01% $ 255,391 0 .78%
(e)
0 .76%
(e)
3 .52%
(e)
5%
0 .89 253,193 0 .77 0 .76 3 .41 14
3 .60 269,956 0 .80 0 .78 3 .33 20
( 0 .75 ) 287,433 0 .77 0 .77 3 .03 25
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
4 .70 4,853 1 .58
(e)
1 .56
(e)
2 .72
(e)
5
0 .04 5,176 1 .57 1 .56 2 .60 14
2 .76 7,416 1 .60 1 .58 2 .52 20
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
5 .22 242,999 0 .58
(e)
0 .56
(e)
3 .72
(e)
5
1 .08 230,659 0 .57 0 .56 3 .61 14
3 .69 230,840 0 .60 0 .58 3 .53 20
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ohio
Class
A
11/30/25
(e)
$ 10.45 $ 0.18 $ 0.32 $ 0.50 $ (0.18) $ — $ (0.18) $ 10.77
5/31/25
10.90 0.32 (0.46) (0.14) (0.31) — (0.31) 10.45
5/31/24
10.81 0.28 0.09 0.37 (0.28) — (0.28) 10.90
5/31/23
11.10 0.26 (0.30) (0.04) (0.25) — (0.25) 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
5/31/21
11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
Class
C
11/30/25
(e)
10.38 0.14 0.32 0.46 (0.14) — (0.14) 10.70
5/31/25
10.83 0.23 (0.45) (0.22) (0.23) — (0.23) 10.38
5/31/24
10.74 0.20 0.09 0.29 (0.20) — (0.20) 10.83
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
5/31/21
11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
Class
I
11/30/25
(e)
10.41 0.19 0.32 0.51 (0.19) — (0.19) 10.73
5/31/25
10.86 0.34 (0.46) (0.12) (0.33) — (0.33) 10.41
5/31/24
10.77 0.30 0.10 0.40 (0.31) — (0.31) 10.86
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
5/31/21
11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
4 .84% $ 212,606 0 .80%
(f)
0 .78%
(f)
0 .77%
(f)
0 .75%
(f)
3 .46%
(f)
11%
( 1 .33 ) 217,513 0 .79 0 .77 0 .79 0 .77 2 .93 14
3 .52 257,439 0 .79 0 .78 0 .79 0 .78 2 .63 14
( 0 .35 ) 278,833 0 .77 0 .77 0 .77 0 .77 2 .38 29
( 5 .36 ) 309,710 0 .76 0 .76 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 0 .77 0 .77 2 .18 6
4 .43 4,241 1 .60
(f)
1 .58
(f)
1 .57
(f)
1 .55
(f)
2 .66
(f)
11
( 2 .12 ) 4,835 1 .59 1 .57 1 .59 1 .57 2 .11 14
2 .72 8,101 1 .59 1 .58 1 .59 1 .58 1 .82 14
( 1 .17 ) 11,186 1 .57 1 .57 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .57 1 .57 1 .39 6
4 .96 230,982 0 .60
(f)
0 .58
(f)
0 .57
(f)
0 .55
(f)
3 .66
(f)
11
( 1 .13 ) 248,716 0 .59 0 .57 0 .59 0 .57 3 .13 14
3 .73 297,539 0 .59 0 .58 0 .59 0 .58 2 .82 14
( 0 .07 ) 312,556 0 .57 0 .57 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 0 .57 0 .57 2 .38 6

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Wisconsin
Class
A
11/30/25
(e)
$ 9.45 $ 0.18 $ 0.40 $ 0.58 $ (0.18) $ — $ (0.18) $ 9.85
5/31/25
9.93 0.33 (0.47) (0.14) (0.34) — (0.34) 9.45
5/31/24
9.68 0.30 0.26 0.56 (0.31) — (0.31) 9.93
5/31/23
10.24 0.31 (0.54) (0.23) (0.33) — (0.33) 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
5/31/21
10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
Class
C
11/30/25
(e)
9.45 0.14 0.40 0.54 (0.14) — (0.14) 9.85
5/31/25
9.93 0.25 (0.47) (0.22) (0.26) — (0.26) 9.45
5/31/24
9.68 0.22 0.27 0.49 (0.24) — (0.24) 9.93
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
5/31/21
10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
Class
I
11/30/25
(e)
9.46 0.19 0.40 0.59 (0.19) — (0.19) 9.86
5/31/25
9.94 0.35 (0.47) (0.12) (0.36) — (0.36) 9.46
5/31/24
9.69 0.32 0.26 0.58 (0.33) — (0.33) 9.94
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
5/31/21
10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
6 .20% $ 55,200 1 .28%
(f)
0 .92%
(f)
1 .16%
(f)
0 .80%
(f)
3 .74%
(f)
5%
( 1 .48 ) 44,365 1 .50 0 .95 1 .35 0 .80 3 .35 10
5 .97 50,878 1 .39 0 .90 1 .38 0 .89 3 .12 13
( 2 .27 ) 53,676 1 .10 0 .86 1 .10 0 .86 3 .14 3
( 4 .71 ) 70,472 0 .89 0 .84 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 0 .89 0 .84 2 .97 6
5 .78 1,131 2 .08
(f)
1 .72
(f)
1 .96
(f)
1 .60
(f)
2 .92
(f)
5
( 2 .30 ) 1,928 2 .30 1 .75 2 .15 1 .60 2 .53 10
5 .13 2,987 2 .19 1 .70 2 .18 1 .69 2 .31 13
( 3 .04 ) 4,920 1 .90 1 .66 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 1 .69 1 .64 2 .17 6
6 .30 27,562 1 .08
(f)
0 .72
(f)
0 .96
(f)
0 .60
(f)
3 .94
(f)
5
( 1 .30 ) 15,730 1 .30 0 .75 1 .15 0 .60 3 .54 10
6 .16 18,952 1 .19 0 .70 1 .18 0 .69 3 .31 13
( 2 .05 ) 28,346 0 .90 0 .66 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 0 .69 0 .64 3 .17 6

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
A
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Kansas
$ —
Kentucky
—
Michigan
—
Missouri
—
Ohio
—
Wisconsin
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
I k
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 184,599,843 $ – $ 184,599,843
Total $ – $ 184,599,843 $ – $ 184,599,843
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 237,334,851 $ – $ 237,334,851
Short-Term Investments:
Municipal Bonds – 2,255,000 – 2,255,000
Total $ – $ 239,589,851 $ – $ 239,589,851
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 191,849,875 $ – $ 191,849,875
Total $ – $ 191,849,875 $ – $ 191,849,875
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 496,813,633 $ – $ 496,813,633
Short-Term Investments:
Municipal Bonds – 1,840,000 – 1,840,000
Total $ – $ 498,653,633 $ – $ 498,653,633
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 425,543,166 $ – $ 425,543,166
Total $ – $ 425,543,166 $ – $ 425,543,166
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 90,216,917 $ – $ 90,216,917
Total $ – $ 90,216,917 $ – $ 90,216,917

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
24,855,000 3 .12
Michigan
— —
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 3 .12
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, Kansas and Ohio will receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Kansas
$ 22,154,918 $ 24,195,067
Kentucky
20,882,312 26,663,348
Michigan
15,897,618 19,123,971
Missouri
28,877,546 22,425,914
Ohio
47,508,829 87,006,301
Wisconsin
21,778,999 3,625,000

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
Kansas Shares Value Shares Value
Subscriptions:
Class A 570,377 $5,693,475 1,188,563 $11,917,172
Class A - automatic conversion of Class C 1,522 14,825 24,498 243,306
Class C 1,057 10,424 3,539 35,283
Class I 1,386,593 13,819,806 1,894,780 18,994,006
Total subscriptions 1,959,549 19,538,530 3,111,380 31,189,767
Reinvestments of distributions:
Class A 132,454 1,311,623 257,127 2,564,376
Class C 2,718 26,833 6,195 61,674
Class I 110,776 1,100,215 202,050 2,019,983
Total reinvestments of distributions 245,948 2,438,671 465,372 4,646,033
Redemptions:
Class A (1,381,850) (13,613,301) (2,275,619) (22,691,340)
Class C (68,829) (679,180) (127,931) (1,279,916)
Class C - automatic conversion to Class A (1,527) (14,825) (24,560) (243,306)
Class I (1,142,169) (11,299,363) (2,487,512) (24,880,925)
Total redemptions (2,594,375) (25,606,669) (4,915,622) (49,095,487)
Net increase (decrease) (388,878) $(3,629,468) (1,338,870) $(13,259,687)
Six Months Ended
11/30/25
Year Ended
5/31/25
Kentucky Shares Value Shares Value
Subscriptions:
Class A 419,613 $4,063,754 890,097 $8,802,221
Class A - automatic conversion of Class C — — 189 1,867
Class C 41 398 27,904 268,352
Class I 845,128 8,115,654 1,792,126 17,721,713
Total subscriptions 1,264,782 12,179,806 2,710,316 26,794,153
Reinvestments of distributions:
Class A 223,288 2,164,457 437,956 4,320,655
Class C 1,658 16,013 4,942 48,792
Class I 93,811 908,165 173,671 1,710,400
Total reinvestments of distributions 318,757 3,088,635 616,569 6,079,847
Redemptions:
Class A (1,611,565) (15,487,577) (3,238,214) (31,942,265)
Class C (72,245) (697,807) (177,055) (1,735,449)
Class C - automatic conversion to Class A — — (190) (1,867)
Class I (768,407) (7,405,835) (1,838,061) (17,897,522)
Total redemptions (2,452,217) (23,591,219) (5,253,520) (51,577,103)
Net increase (decrease) (868,678) $(8,322,778) (1,926,635) $(18,703,103)

Notes to Financial Statements
(continued)
Six Months Ended
11/30/25
Year Ended
5/31/25
Michigan Shares Value Shares Value
Subscriptions:
Class A 550,099 $5,673,144 1,334,026 $14,046,453
Class A - automatic conversion of Class C — — 71 753
Class C 40,051 415,201 70,489 748,056
Class I 2,154,937 22,090,061 4,759,607 50,134,023
Total subscriptions 2,745,087 28,178,406 6,164,193 64,929,285
Reinvestments of distributions:
Class A 99,352 1,025,339 192,903 2,035,025
Class C 3,487 35,908 7,699 81,125
Class I 146,575 1,510,209 343,543 3,623,168
Total reinvestments of distributions 249,414 2,571,456 544,145 5,739,318
Redemptions:
Class A (1,042,711) (10,699,458) (1,968,572) (20,803,069)
Class C (46,797) (482,111) (235,124) (2,486,813)
Class C - automatic conversion to Class A — — (71) (753)
Class I (1,949,447) (19,977,988) (6,930,071) (72,808,670)
Total redemptions (3,038,955) (31,159,557) (9,133,838) (96,099,305)
Net increase (decrease) (44,454) $(409,695) (2,425,500) $(25,430,702)
Six Months Ended
11/30/25
Year Ended
5/31/25
Missouri Shares Value Shares Value
Subscriptions:
Class A 1,778,447 $18,202,553 3,168,179 $33,072,242
Class A - automatic conversion of Class C 505 5,124 292 3,072
Class C 31,622 325,239 61,598 641,596
Class I 4,640,828 47,508,663 6,751,682 70,445,247
Total subscriptions 6,451,402 66,041,579 9,981,751 104,162,157
Reinvestments of distributions:
Class A 416,425 4,273,486 816,952 8,548,940
Class C 6,283 64,256 15,032 156,863
Class I 285,390 2,925,431 533,200 5,572,769
Total reinvestments of distributions 708,098 7,263,173 1,365,184 14,278,572
Redemptions:
Class A (2,764,998) (28,361,449) (4,970,390) (52,027,801)
Class C (84,429) (857,571) (280,001) (2,912,740)
Class C - automatic conversion to Class A (507) (5,124) (293) (3,072)
Class I (4,454,963) (45,786,061) (6,729,329) (70,044,504)
Total redemptions (7,304,897) (75,010,205) (11,980,013) (124,988,117)
Net increase (decrease) (145,397) $(1,705,453) (633,078) $(6,547,388)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/25
Year Ended
5/31/25
Ohio Shares Value Shares Value
Subscriptions:
Class A 994,885 $10,509,959 1,683,766 $18,201,076
Class A - automatic conversion of Class C 11,252 118,004 18,204 195,633
Class C 31,148 330,593 54,292 581,785
Class I 2,476,549 25,931,455 5,778,703 62,357,978
Total subscriptions 3,513,834 36,890,011 7,534,965 81,336,472
Reinvestments of distributions:
Class A 296,252 3,132,627 552,439 5,977,673
Class C 4,812 50,551 11,366 122,406
Class I 314,409 3,311,023 632,937 6,824,438
Total reinvestments of distributions 615,473 6,494,201 1,196,742 12,924,517
Redemptions:
Class A (2,380,213) (25,066,124) (5,057,981) (54,666,375)
Class C (94,047) (980,463) (329,455) (3,558,461)
Class C - automatic conversion to Class A (11,322) (118,004) (18,312) (195,633)
Class I (5,157,893) (54,051,519) (9,917,005) (106,188,002)
Total redemptions (7,643,475) (80,216,110) (15,322,753) (164,608,471)
Net increase (decrease) (3,514,168) $(36,831,898) (6,591,046) $(70,347,482)
Six Months Ended
11/30/25
Year Ended
5/31/25
Wisconsin Shares Value Shares Value
Subscriptions:
Class A 1,293,999 $12,475,769 96,822 $935,031
Class A - automatic conversion of Class C — — 7,911 78,743
Class C 6,223 59,515 1 6
Class I 1,326,788 12,797,758 170,915 1,645,779
Total subscriptions 2,627,010 25,333,042 275,649 2,659,559
Reinvestments of distributions:
Class A 94,237 909,958 164,645 1,623,825
Class C 1,954 18,808 6,430 63,498
Class I 38,834 376,084 58,300 575,911
Total reinvestments of distributions 135,025 1,304,850 229,375 2,263,234
Redemptions:
Class A (479,214) (4,619,809) (696,449) (6,885,774)
Class C (97,383) (929,241) (95,324) (948,000)
Class C - automatic conversion to Class A — — (7,911) (78,743)
Class I (233,358) (2,249,772) (472,596) (4,665,749)
Total redemptions (809,955) (7,798,822) (1,272,280) (12,578,266)
Net increase (decrease) 1,952,080 $18,839,070 (767,256) $(7,655,473)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 189,897,871 $ 2,293,385 $ (7,591,413) $ (5,298,028)
Kentucky
216,533,940 2,547,961 (4,347,050) (1,799,089)
Michigan
191,321,889 3,090,439 (2,562,453) 527,986
Missouri
502,234,579 5,999,965 (9,580,911) (3,580,946)
Ohio
429,053,772 5,450,390 (8,960,996) (3,510,606)
Wisconsin
85,074,293 952,424 (3,829,800) (2,877,376)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 1,024,110 $ 68,373 $ — $ (11,985,419) $ (12,119,621) $ — $ (464,691) $ (23,477,248)
Kentucky
631,181 — — (13,018,381) (22,766,919) — (561,037) (35,715,156)
Michigan
744,621 — — (6,721,362) (28,878,112) — (543,149) (35,398,002)
Missouri
1,875,124 609 — (20,459,059) (38,749,233) — (1,468,015) (58,800,574)
Ohio
2,481,833 301,172 — (19,605,686) (22,217,277) — (1,342,636) (40,382,594)
Wisconsin
461,568 — — (5,917,686) (8,253,826) (42) (192,958) (13,902,944)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.
Fund Short-Term Long-Term Total
Kansas $ 6,188,450 $ 5,931,171 $ 12,119,621
Kentucky 5,631,447 17,135,472 22,766,919
Michigan 4,571,121 24,306,991 28,878,112
Missouri 13,176,374 25,572,859 38,749,233
Ohio 15,886,969 6,330,308 22,217,277
Wisconsin 4,604,468 3,649,358 8,253,826
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375

*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2027, may be terminated or modified prior to the date only with the approval of the Board.
N/A - Not Applicable.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Kansas
0 .1559%
Kentucky
0 .1559
Michigan
0 .1559
Missouri
0 .1559
Ohio
0 .1559
Wisconsin
0 .1559
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Ohio 0.56% July 31, 2027 0.75%
Wisconsin 0.65 % July 31, 2027 N/A

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— 955,180 (72,820)
Michigan
— — —
Missouri
781,544 — —
Ohio
— — —
Wisconsin
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Kansas
$ 39,279 $ 36,911
Kentucky
32,089 30,271
Michigan
49,834 47,217
Missouri
173,477 161,324
Ohio
49,897 47,372
Wisconsin
108,070 104,992
Fund
Commission
Advances
Kansas
$ 21,338
Kentucky
18,325
Michigan
33,987
Missouri
85,232
Ohio
34,771
Wisconsin
84,859
Fund
12b-1 Fees
Retained
Kansas
$ 258
Kentucky
1,186
Michigan
2,616
Missouri
2,309
Ohio
2,057
Wisconsin
483

9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
Kansas
$ 4,294
Kentucky
245
Michigan
1,851
Missouri
—
Ohio
1,058
Wisconsin
5,000
Fund
Maximum
Outstanding
Balance
Kansas
$ 1,100,000
Kentucky
2,914,198
Michigan
—
Missouri
12,500,000
Ohio
3,255,832
Wisconsin
—

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
4 $ 694,823 5 .35%
Kentucky
2 1,941,990 5 .41
Michigan
— — —
Missouri
18 3,963,099 5 .26
Ohio
3 2,248,737 5 .45
Wisconsin
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

Date: February 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)